Document And Entity Information	Apr. 02, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 02, 2024
Entity Registrant Name	ARCA biopharma, Inc.
Entity Central Index Key	0000907654
Entity Emerging Growth Company	false
Entity File Number	000-22873
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-3855489
Entity Address, Address Line One	10170 Church Ranch Way
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Westminster
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021
City Area Code	(720)
Local Phone Number	940-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	ABIO
Security Exchange Name	NASDAQ